UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)
5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)
Registrant’s telephone number, including area code: 515/225-5400
Date of fiscal year end: July 31, 2010
Date of reporting period: July 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Series Fund, Inc.

Annual Report
July 31, 2010

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

www.equitrust.com

This report is not to be distributed
unless preceded or accompanied
by a prospectus.

Shareholder Account Access
now available at
www.equitrust.com

737-028(10)

PRESIDENT’S LETTER

Dear Shareholders:

The U.S. economy has managed four consecutive quarters of growth since emerging from its deep recession in mid-2009. Throughout this period, businesses invested in new equipment and software for their operations while building inventories depleted during the recession. Both contributed positively towards growth in U.S. gross domestic product (“GDP”). Trade rebounded, as imports and exports both recovered from their recession plunge.

It’s becoming clear, however, that this one-year-old recovery is slowing. U.S. GDP grew 3.70 percent in the first quarter of 2010, dropping to a 1.60 percent rate in the second quarter. The manufacturing sector continues to expand, but at a slowing pace. Robust employment growth remains elusive, as small businesses aren’t hiring and large companies have capacity to increase hours without adding more employees. Housing activity is approaching the recession’s lows following the expiration of the government’s first-time homebuyer tax credit. The consumer has contributed only modestly to the recovery, likely attributable to the still-discouraging jobs environment and a resulting inclination among consumers towards frugality, debt repayment and modest spending.

The U.S. economy’s momentum provided lift for the financial markets into the first part of 2010. After that, however, global economic concerns dominated investor behavior. Members of the eurozone endured a crisis of confidence as Greece’s debt and budget issues elevated concerns of the financial health of other members, particularly Portugal, Italy and Spain. A growing call for European government fiscal responsibility and reduced spending then raised concerns about global economic growth. Further, China instituted fiscal measures to slow its red-hot expansion, prompting fears of an outright evaporation of the country’s contribution to global growth.

These events sent investors out of stocks and into the relative safety of U.S. Treasury securities, paring equity returns and boosting fixed-income returns for the twelve-month period ended July 31, 2010. The S&P 500 Composite Stock Index (the “S&P 500”) gained 13.84 percent for the period, but it had returned over 20 percent before the shock of global events sent stocks down sharply. In the fixed-income markets, demand from investors fleeing stocks sent bond prices up and yields down. The broad Barclays Capital U.S. Aggregate Index returned 8.91% for the period, with the majority of the gain attributable to price return.

The markets appear to be adjusting for moderating economic growth, and investors will continue to see broad financial market volatility as long the scale of moderation remains unknown. We appreciate your support during this tough financial environment through your investment in the Fund. We take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang
President

September 14, 2010

Past performance is not a guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
PERFORMANCE GRAPH WORKSHEET

Treasury yields fell over the twelve-month period ended July 31, 2010. During the period the two-year Treasury fell by 57 basis points (“bp”) (0.57%) to .55%, the ten-year Treasury fell by 57 bp (0.57%) to 2.91% and the thirty year Treasury fell by 31 bp (0.31%) to 3.99%.

During the twelve-month period ended July 31, 2010, the High Grade Bond Portfolio Class A and Class B shares outperformed the Aggregate Index, as reflected by the 11.69% and 11.14% non-standardized total returns produced by the Class A and B shares, respectively versus the 8.91% total return produced by the Aggregate Index.

The total returns for the major components of the Index for this period were as follow: U.S. mortgage-backed securities (34% of the Index), 7.52%; U.S. Treasury (33% of the Index) 6.95%; and U.S. Investment Grade Corporate (18% of the Index), 13.30%. The Aggregate Index had an effective duration1 of 4.13 as of July 31, 2010. In comparison, the Portfolio had approximately 46% in corporate securities, 35% of its assets in mortgage-backed securities, 16% in cash equivalents and 3% in commercial mortgage-backed securities with an effective duration of 4.16. The Portfolio outperformed the Aggregate Index because its overexposure to outperforming corporates and underexposure to underperforming U.S. Treasury issues was more than enough to overcome its overexposure to underperforming cash equivalents and Fund expenses.

Credit spreads have declined from the fairly wide levels at the start of the period. We feel these spread levels are fair for the risk we are taking but do not warrant an overly aggressive investment posture so we plan to maintain duration near that of the Aggregate Index.

During the reporting period, the significant changes in major asset groups included a decrease in mortgage-backed securities from 49% of assets to 35%, an increase in corporate issues from 38% to 46% and an increase in cash equivalents to 16% from 11%.

[1]	Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

PERFORMANCE GRAPH WORKSHEET

During the twelve-month period ended July 31, 2010, the 17.69% and 17.37% total returns produced by the Strategic Yield Class A and B shares, respectively, were more than the 14.51% total return produced by the Lehman Brothers U.S. Credit/High Yield Index.

The total returns for the two components of the U.S. Credit/High Yield Index over this period were as follows: U.S. investment grade credit (80% of the Index), 12.60%; and U.S. high yield securities (20% of the Index), 23.74%. In comparison, the Portfolio had approximately 40% of its assets invested in corporate securities rated non-investment grade or high yield by Moody’s and/or Standard & Poor’s, 50% of its assets invested in corporate securities rated investment grade by both Moody’s and Standard & Poor’s, and 10% of its assets invested in cash equivalents.

The Portfolio had a higher return than the U.S. Credit/High Yield Index during the period because of its larger exposure to high yield issues.

During the period, the changes to the Portfolio were a 1% decrease in its exposure to high yield issues, a 2% increase in investment grade rated issues and a 1% decrease in cash equivalents.

High yield and lower investment grade spreads have narrowed dramatically during the period but continue to look attractive relative to risk free Treasury issues given the outlook for a continued decline in default rates.

PERFORMANCE GRAPH WORKSHEET

For the twelve-month period ended July 31, 2010, the Managed Portfolio’s A and B shares generated non-standardized returns of 11.48% and 11.13%, respectively, compared to the S&P 500’s return of 13.84%. This Portfolio is a tactical asset allocation portfolio, with an investment emphasis on securities producing both income and the potential for capital appreciation. It will therefore own stocks, high quality fixed-income securities and cash instruments. Its weights among these three asset classes generally reflect our estimation of relative value within each.

Stocks rose in general over much of this period, as improving economic conditions and earnings growth drove investors into risky assets such as stocks. The last few months of the period were rocky, however, due to concerns about the sustainability of the global economic recovery. Stock returns remained positive over the whole period, while the Portfolio’s equity holdings outperformed the S&P 500. The Portfolio derived favorable relative performance from gold mining stocks and holdings in the energy, utilities and consumer discretionary sectors.

Historically, the Portfolio has generally owned more stocks than fixed-income and cash combined. Over the 12-month period, the Portfolio averaged a weight of 21.87% for its fixed-income allocation and 7.97% for its cash allocation. These two asset classes serve to lower the overall volatility of the Portfolio’s returns. However, the allocation to fixed-income and cash will cause the portfolio to lag the S&P 500 when equities perform well. That was the case over this period, as stocks outperformed cash and the high quality fixed-income segment.

PERFORMANCE GRAPH WORKSHEET

The Value Growth Portfolio trailed the S&P 500 for the twelve months ended July 31, 2010, with the A and B shares returning 11.22% and 10.57% non-standardized, respectively. This compared to a return of 13.84% for the S&P 500.

Stock rose strongly from the beginning of the period, recording double-digit returns into April. The market then hit turbulence, however, on concerns about slowing in the global economic recovery and a potential debt crisis brewing among European countries. Stock indices declined on this news but managed to hold onto more modest gains through period-end.

The Portfolio trailed the S&P 500 over this period because of its cash position and weaker relative performance in several sectors. The Portfolio averaged a relatively modest cash position over the period, averaging less than 5%, but even the turbulence-truncated returns among stocks far outpaced the miniscule returns of money market instruments. Among its equity holdings, the Portfolio’s industrials and technology holdings underperformed the Index’s constituents in these sectors. Further, the underperformance was only partially offset by favorable performance in the Portfolio’s financials, utilities and gold-mining holdings.

PERFORMANCE GRAPH WORKSHEET

The Blue Chip Portfolio is designed to represent the large-capitalization sector of the domestic equity market, and remains substantially invested in approximately 50 such common stock issues. Given the Portfolio’s constitution, its performance will track with that of the broad-market S&P 500, but will be most similar to that of the large-capitalization segment within the S&P 500.

The Portfolio’s A and B shares returned a non-standardized 12.46% and 11.82%, respectively, for the twelve months ended July 31, 2010. This compares to 13.84% for the S&P 500. Stocks turned in gains over the 12-month period in spite of a rocky period near period-end brought on by investor concerns over the slowing global economic recovery and a potential debt crisis in Europe.

The Blue Chip Portfolio is concentrated in the S&P 500’s largest companies, which include names such as General Electric, Bank of America, Johnson & Johnson and Proctor & Gamble. We would expect the Portfolio to perform similarly to the S&P 500 as long as the Index’s performance is driven by the largest domestic stocks. The Portfolio underperformed the S&P 500 over this period due to its negligible weightings in the Index’s smaller energy constituents and top-performing technology stocks.

PORTFOLIO HOLDINGS
July 31, 2010

Value Growth Portfolio
by Industry Sector

High Grade Bond Portfolio
by Credit Quality and Type of Security**

Strategic Yield Portfolio
by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

PORTFOLIO HOLDINGS
July 31, 2010

Managed Portfolio
by Industry Sector

Money Market Portfolio
by Asset Type

Blue Chip Portfolio
by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

EXPENSE EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on February 1, 2010 and held until July 31, 2010.

Actual Expenses

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
Portfolio and Share Class	2/01/2010	7/31/2010	2/1/2010 - 7/31/2010	Ratio (1)

Value Growth — Class A				1.42%
Actual	$1,000	$1,016.00	$7.10
Hypothetical (2)	$1,000	$1,017.90	$7.11

Value Growth — Class B				2.00%
Actual	$1,000	$1,012.80	$10.00
Hypothetical (2)	$1,000	$1,014.98	$10.01

Value Growth — Class I				0.75%
Actual	$1,000	$1,019.00	$3.76
Hypothetical (2)	$1,000	$1,021.24	$3.77

High Grade Bond — Class A				1.50%
Actual	$1,000	$1,050.90	$7.64
Hypothetical (2)	$1,000	$1,017.49	$7.52

High Grade Bond — Class B				2.00%
Actual	$1,000	$1,047.30	$10.15
Hypothetical (2)	$1,000	$1,015.00	$9.99

High Grade Bond — Class I				0.73%
Actual	$1,000	$1,054.60	$3.72
Hypothetical (2)	$1,000	$1,021.35	$3.66

Strategic Yield — Class A				1.76%
Actual	$1,000	$1,059.20	$8.97
Hypothetical (2)	$1,000	$1,016.22	$8.78

Strategic Yield — Class B				2.00%
Actual	$1,000	$1,057.90	$10.22
Hypothetical (2)	$1,000	$1,014.98	$10.01

Strategic Yield — Class I				0.91%
Actual	$1,000	$1,062.50	$4.65
Hypothetical (2)	$1,000	$1,020.45	$4.56

Managed — Class A				1.60%
Actual	$1,000	$1,039.40	$8.07
Hypothetical (2)	$1,000	$1,017.02	$7.98

Managed — Class B				2.00%
Actual	$1,000	$1,038.00	$10.13
Hypothetical (2)	$1,000	$1,014.98	$10.01

Managed — Class I				0.89%
Actual	$1,000	$1,042.90	$4.51
Hypothetical (2)	$1,000	$1,020.55	$4.46

Money Market — Class A				0.00%
Actual	$1,000	$1,000.60	$0.00
Hypothetical (2)	$1,000	$1,025.00	$0.00

Money Market — Class B				0.00%
Actual	$1,000	$1,000.60	$0.00
Hypothetical (2)	$1,000	$1,025.00	$0.00

Money Market — Class I				0.01%
Actual	$1,000	$1,000.60	$0.04
Hypothetical (2)	$1,000	$1,024.96	$0.04

Blue Chip — Class A				1.32%
Actual	$1,000	$1,036.10	$6.67
Hypothetical (2)	$1,000	$1,018.39	$6.61

Blue Chip — Class B				1.81%
Actual	$1,000	$1,033.00	$9.10
Hypothetical (2)	$1,000	$1,015.97	$9.03

Blue Chip — Class I				0.50%
Actual	$1,000	$1,039.80	$2.53
Hypothetical (2)	$1,000	$1,022.50	$2.51

(1)	Expenses are equal to the Annualized Expense Ratio, net of any waivers or reimbursements, as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2010

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value (cost—$56,650,131; $15,650,536; $12,069,913; $33,754,658; $7,848,685; and $31,541,386, respectively)	$54,838,327	$16,412,733	$12,444,757	$36,534,298	$7,848,685	$42,177,086
Cash	—	—	—	—	246,257	—
Receivables:
Accrued dividends and interest	49,329	120,698	191,002	71,932	99	180,554
Fund shares sold	11,577	50,168	3,042	2,246	350	75
Prepaid expense and other assets	2,991	763	656	1,944	417	2,259

Total Assets	54,902,224	16,584,362	12,639,457	36,610,420	8,095,808	42,359,974

LIABILITIES
Payable to EquiTrust Investment Management Services, Inc.	24,541	6,104	5,241	17,679	7,233	24,566
Payable for fund shares redeemed	10,678	18,352	4,811	5,801	—	13,833
Dividends payable	—	1,663	6,198	—	279	—
Accrued expenses	9,600	7,964	7,379	11,125	7,303	10,896

Total Liabilities	44,819	34,083	23,629	34,605	14,815	49,295

NET ASSETS	$54,857,405	$16,550,279	$12,615,828	$36,575,815	$8,080,993	$42,310,679

ANALYSIS OF NET ASSETS
Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$4,313	$1,533	$1,348	$2,713	$8,081	$1,166
Paid-in capital	64,514,219	15,808,633	13,690,947	36,258,409	8,072,912	31,334,918
Accumulated undistributed net investment income	271,991	—	—	30,356	—	721,309
Accumulated undistributed net realized loss from investment transactions	(8,121,314)	(22,084)	(1,451,311)	(2,495,303)	—	(382,414)
Net unrealized appreciation (depreciation) of investments	(1,811,804)	762,197	374,844	2,779,640	—	10,635,700

NET ASSETS	$54,857,405	$16,550,279	$12,615,828	$36,575,815	$8,080,993	$42,310,679

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2010

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

NET ASSET VALUE PER SHARE
Class A: Net Assets	$42,434,205	$8,538,995	$6,372,636	$25,965,120	$934,488	$27,993,904
Shares issued and outstanding	3,344,801	791,369	680,869	1,928,518	934,488	774,037
Net asset value and redemption price per share	$12.69	$10.79	$9.36	$13.46	$1.00	$36.17

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$13.46	$11.21	$9.72	$14.28	$1.00	$38.38

Class B: Net Assets	$2,863,463	$418,885	$533,646	$1,872,370	$178,965	$2,918,282
Shares issued and outstanding	226,480	38,845	57,027	139,251	178,965	81,060
Net asset value per share	$12.64	$10.78	$9.36	$13.45	$1.00	$36.00

Class I: Net Assets	$9,559,737	$7,592,399	$5,709,546	$8,738,325	$6,967,540	$11,398,493
Shares issued and outstanding	742,123	703,085	610,402	645,222	6,967,540	311,392
Net asset value per share	$12.88	$10.80	$9.35	$13.54	$1.00	$36.60

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
Year Ended July 31, 2010

		High	Strategic		Money
	Value Growth	Grade Bond	Yield	Managed	Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends	$1,051,885	$—	$15,500	$599,962	$—	$1,225,813
Interest	2,252	717,640	759,229	417,426	7,902	574
Less foreign tax withholding	(1,533)	—	—	(2,262)	—	—

Total Investment Income	1,052,604	717,640	774,729	1,015,126	7,902	1,226,387
EXPENSES
Paid to Affiliates:
Investment advisory and management fees	285,685	59,542	66,648	222,881	18,453	107,718
Transfer and dividend disbursing agent fees	127,560	25,167	26,142	90,268	18,639	128,934
Distribution fees	128,730	22,590	18,973	77,440	2,451	90,494
Administrative service fees	118,898	21,104	17,285	71,046	2,042	80,004
Accounting fees	28,569	7,443	6,059	18,573	3,691	21,544
Custodian fees	15,062	8,106	6,551	12,811	7,864	13,457
Professional fees	26,141	14,617	13,662	20,596	11,019	21,023
Directors’ fees and expenses	14,608	3,826	3,116	9,532	1,815	11,045
Reports to shareholders	19,612	5,123	4,144	12,728	2,539	14,789
Registration fees	9,984	8,466	8,339	9,195	10,332	9,523
Miscellaneous	7,873	2,177	1,646	5,345	1,411	6,053

Total Expenses	782,722	178,161	172,565	550,415	80,256	504,584
Waiver of fees	—	—	—	—	(75,958)	—
Expense reimbursement	(2,291)	(1,440)	(2,588)	(6,580)	(3,693)	—
Fees paid indirectly	(40)	(10)	(8)	(26)	(26)	(30)

Net Expenses	780,391	176,711	169,969	543,809	579	504,554

Net Investment Income	272,213	540,929	604,760	471,317	7,323	721,833
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from investment transactions	884,684	(28,815)	14,714	(115,519)	—	882,696
Change in unrealized appreciation of investments	4,862,958	1,186,562	1,365,956	3,696,693	—	3,437,857

Net Gain on Investments	5,747,642	1,157,747	1,380,670	3,581,174	—	4,320,553

Net Increase in Net Assets Resulting from Operations	$6,019,855	$1,698,676	$1,985,430	$4,052,491	$7,323	$5,042,386

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth		High Grade Bond		Strategic Yield
	Portfolio		Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

OPERATIONS
Net investment income	$272,213	$521,747	$540,929	$617,876	$604,760	$639,777
Net realized gain (loss) from investment transactions	884,684	(5,631,872)	(28,815)	11,166	14,714	(571,716)
Change in unrealized appreciation (depreciation) of investments	4,862,958	(6,708,873)	1,186,562	213,289	1,365,956	(68,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,019,855	(11,818,998)	1,698,676	842,331	1,985,430	(924)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(277,942)	(420,262)	(263,406)	(310,907)	(298,282)	(327,399)
Class B	(7,601)	(25,449)	(11,478)	(41,794)	(22,262)	(44,665)
Class I	(112,582)	(144,101)	(259,177)	(265,175)	(284,651)	(267,278)
Net realized gain from investment transactions:
Class A	—	—	(6,052)	(79,643)	—	—
Class B	—	—	(299)	(11,580)	—	—
Class I	—	—	(4,953)	(55,726)	—	—

Total Dividends and Distributions	(398,125)	(589,812)	(545,365)	(764,825)	(605,195)	(639,342)
CAPITAL SHARE TRANSACTIONS	(3,907,438)	(1,393,864)	1,212,870	(197,825)	281,144	72,615

Total Increase (Decrease) in Net Assets	1,714,292	(13,802,674)	2,366,181	(120,319)	1,661,379	(567,651)

NET ASSETS
Beginning of year	53,143,113	66,945,787	14,184,098	14,304,417	10,954,449	11,522,100

End of year (including accumulated undistributed net investment income as set forth below)	$54,857,405	$53,143,113	$16,550,279	$14,184,098	$12,615,828	$10,954,449

Accumulated Undistributed Net Investment Income	$271,991	$397,903	$—	$—	$—	$435

See accompanying notes.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed		Money Market		Blue Chip
	Portfolio		Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009	July 31, 2010	July 31, 2009

OPERATIONS
Net investment income	$471,317	$634,423	$7,323	$15,623	$721,833	$740,862
Net realized gain (loss) from investment transactions	(115,519)	(2,203,178)	—	—	882,696	(1,265,110)
Change in unrealized appreciation (depreciation) of investments	3,696,693	(3,102,238)	—	—	3,437,857	(8,202,723)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,052,491	(4,670,993)	7,323	15,623	5,042,386	(8,726,971)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(354,204)	(401,764)	(741)	(1,978)	(423,497)	(333,468)
Class B	(18,335)	(44,336)	(144)	(440)	(35,482)	(52,233)
Class I	(179,412)	(191,002)	(6,438)	(13,205)	(237,474)	(189,587)
Net realized gain from investment transactions:
Class A	—	—	—	—	—	(144,019)
Class B	—	—	—	—	—	(28,899)
Class I	—	—	—	—	—	(52,470)

Total Dividends and Distributions	(551,951)	(637,102)	(7,323)	(15,623)	(696,453)	(800,676)
CAPITAL SHARE TRANSACTIONS	(2,116,697)	(1,147,274)	4,308,571	(71,411)	(2,300,958)	(501,644)

Total Increase (Decrease) in Net Assets	1,383,843	(6,455,369)	4,308,571	(71,411)	2,044,975	(10,029,291)

NET ASSETS
Beginning of year	35,191,972	41,647,341	3,772,422	3,843,833	40,265,704	50,294,995

End of year (including accumulated undistributed net investment income as set forth below)	$36,575,815	$35,191,972	$8,080,993	$3,772,422	$42,310,679	$40,265,704

Accumulated Undistributed Net Investment Income	$30,356	$40,702	$—	$—	$721,309	$695,929

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
July 31, 2010

	Shares
	Held	Value

COMMON STOCKS (94.99%)
AUTOMOBILE DEALERS AND GASOLINE SERVICE STATIONS (2.22%)
AutoZone, Inc. (1)	3,000	$634,710
O’Reilly Automotive, Inc. (1)	11,800	581,504

		1,216,214
BUSINESS SERVICES (7.72%)
Adobe Systems Inc. (1)	10,900	313,048
Automatic Data Processing, Inc.	7,600	313,652
eBay Inc. (1)	13,555	283,435
ManTech International Corp.-Series A (1)	6,500	257,725
Microsoft Corp.	59,753	1,542,225
Oracle Corp.	45,090	1,065,928
Symantec Corp. (1)	35,583	461,511

		4,237,524
CHEMICALS AND ALLIED PRODUCTS (12.17%)
Abbott Laboratories	9,450	463,806
Amgen Inc. (1)	7,590	413,883
Colgate-Palmolive Co.	3,325	262,608
Dow Chemical Co. (The)	4,890	133,644
E. I. du Pont de Nemours and Co.	17,765	722,503
Johnson & Johnson	18,739	1,088,548
Merck & Co., Inc.	11,499	396,255
Mylan Inc. (1)	11,670	203,058
Myriad Genetics, Inc. (1)	18,900	274,239
Pfizer Inc.	50,574	758,610
Procter & Gamble Co. (The)	20,950	1,281,302
Teva Pharmaceutical Industries Ltd.	10,334	504,816
United Therapeutics Corp. (1)	3,500	171,115

		6,674,387
COMMUNICATIONS (2.99%)
AT&T Inc.	20,105	521,524
Comcast Corp.-Class A	16,137	314,187
DIRECTV-Class A (1)	7,700	286,132
Frontier Communications Corp.	4,049	30,934
Verizon Communications Inc.	16,870	490,242

		1,643,019
DEPOSITORY INSTITUTIONS (3.54%)
Bank of America Corp.	18,272	256,539
Bank of New York Mellon Corp. (The)	7,827	196,223
JPMorgan Chase & Co.	7,200	290,016
New York Community Bancorp, Inc.	29,770	513,830
Northern Trust Corp.	7,600	357,124
U.S. Bancorp	10,922	261,036
Wells Fargo & Co.	2,373	65,803

		1,940,571
EATING AND DRINKING PLACES (0.30%)
McDonald’s Corp.	2,400	167,352
ELECTRIC, GAS, AND SANITARY SERVICES (4.17%)
Atmos Energy Corp.	15,103	437,987
CMS Energy Corp.	31,400	499,888
Integrys Energy Group, Inc.	11,392	539,411
Pepco Holdings, Inc.	13,530	228,792
Pinnacle West Capital Corp.	9,900	377,091
Waste Management, Inc.	6,000	203,700

		2,286,869
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.40%)
BigBand Networks, Inc. (1)	47,000	146,640
Cisco Systems, Inc. (1)	50,200	1,158,114
General Electric Co.	74,125	1,194,895
Helen of Troy Ltd. (1)	12,088	289,628
Intel Corp.	25,100	517,060
QUALCOMM Inc.	5,400	205,632

		3,511,969
FABRICATED METAL PRODUCTS (1.06%)
Illinois Tool Works Inc.	13,310	578,985
FOOD AND KINDRED PRODUCTS (3.37%)
Campbell Soup Co.	7,600	272,840
Coca-Cola Co. (The)	7,660	422,143
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	287,700
H.J. Heinz Co.	5,500	244,640
Kraft Foods Inc.	9,600	280,416
PepsiCo, Inc.	5,235	339,804

		1,847,543
GENERAL MERCHANDISE STORES (2.57%)
Target Corp.	10,180	522,438
Wal-Mart Stores, Inc.	17,335	887,379

		1,409,817
HOLDING AND OTHER INVESTMENT OFFICES (2.38%)
Adams Express Co. (The)	34,641	334,286
H&Q Life Sciences Investors	50,804	467,397
ProShares UltraShort 20+ Year Treasury (1)	7,700	276,045
Redwood Trust, Inc.	14,500	226,925

		1,304,653

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

INDUSTRIAL MACHINERY AND EQUIPMENT (5.85%)
3M Co.	7,060	$603,912
Apple Inc. (1)	3,900	1,003,275
EMC Corp. (1)	67,200	1,329,888
Hewlett-Packard Co.	5,870	270,255

		3,207,330
INSTRUMENTS AND RELATED PRODUCTS (3.67%)
Agilent Technologies, Inc. (1)	12,000	335,160
Becton, Dickinson and Co.	6,346	436,605
Bio-Rad Laboratories, Inc.-Class A (1)	3,600	319,680
Danaher Corp.	5,800	222,778
Mettler-Toledo International Inc. (1)	3,700	432,160
Stryker Corp.	5,770	268,709

		2,015,092
INSURANCE AGENTS, BROKERS AND SERVICE (0.69%)
Arthur J. Gallagher & Co.	14,850	377,487
INSURANCE CARRIERS (6.33%)
Allstate Corp. (The)	6,225	175,794
American Equity Investment Life Holding Co.	34,900	376,920
CIGNA Corp.	11,400	350,664
CNO Financial Group, Inc. (1)	55,800	299,646
EMC Insurance Group Inc.	15,791	353,087
Hartford Financial Services Group, Inc. (The)	12,300	287,943
Kansas City Life Insurance Co.	10,700	348,606
Lincoln National Corp.	12,500	325,500
MetLife, Inc.	10,170	427,750
Protective Life Corp.	23,400	526,266

		3,472,176
LEGAL SERVICES (0.89%)
FTI Consulting, Inc. (1)	13,800	487,830
METAL MINING (4.04%)
Agnico-Eagle Mines Ltd.	2,300	128,225
Barrick Gold Corp.	31,792	1,306,651
Newmont Mining Corp.	14,000	782,600

		2,217,476
MISCELLANEOUS RETAIL (2.39%)
Cash America International, Inc.	14,300	479,050
EZCORP, Inc. (1)	31,200	620,880
GameStop Corp.-Class A (1)	10,600	212,530

		1,312,460
MOTION PICTURES (0.64%)
Time Warner Inc.	11,196	352,226
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.83%)
United Parcel Service, Inc.-Class B	7,005	455,325
OIL AND GAS EXTRACTION (6.48%)
Anadarko Petroleum Corp.	10,200	501,432
Apache Corp.	3,600	344,088
Baker Hughes Inc.	6,300	304,101
Devon Energy Corp.	5,400	337,446
Helmerich & Payne, Inc.	15,200	616,056
Noble Corp. (1)	5,900	191,750
Occidental Petroleum Corp.	9,830	766,052
Rowan Companies, Inc. (1)	11,200	282,912
Transocean Ltd. (1)	4,600	212,566

		3,556,403
PAPER AND ALLIED PRODUCTS (0.55%)
Kimberly-Clark Corp.	4,700	301,364
PETROLEUM AND COAL PRODUCTS (4.22%)
Chevron Corp.	15,500	1,181,255
ConocoPhillips	12,228	675,230
Exxon Mobil Corp.	5,600	334,208
Valero Energy Corp.	7,200	122,328

		2,313,021
RAILROAD TRANSPORTATION (0.51%)
Union Pacific Corp.	3,720	277,772
RETAIL-DRUG AND PROPRIETARY STORES (0.36%)
Walgreen Co.	6,900	196,995
RETAIL-FURNISHINGS AND HOME FURNITURE STORES (0.58%)
Bed Bath & Beyond Inc. (1)	8,390	317,813
SECURITY AND COMMODITY BROKERS (1.91%)
BGC Partners, Inc.-Class A	75,600	409,752
Investment Technology Group, Inc. (1)	10,500	164,955
SEI Investments Co.	24,650	472,787

		1,047,494
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.70%)
Quest Diagnostics Inc.	8,200	385,318
TOBACCO PRODUCTS (1.13%)
Philip Morris International Inc.	12,145	619,881

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

TRANSPORTATION EQUIPMENT (3.58%)
Federal Signal Corp.	17,200	$102,512
Genuine Parts Co.	6,800	291,244
Honeywell International Inc.	20,860	894,060
ITT Corp.	14,340	675,701

		1,963,517
WHOLESALE TRADE-NONDURABLE GOODS (0.75%)
Sysco Corp.	13,235	409,888

Total Common Stocks (Cost $53,917,575)		52,105,771
SHORT-TERM INVESTMENTS (4.98%)
MONEY MARKET MUTUAL FUND (1.34%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $732,730)	732,730	732,730
	Principal
	Amount

UNITED STATES GOVERNMENT AGENCIES (3.64%)
Federal Home Loan Bank, due 08/18/10	$1,000,000	$999,930
Federal Home Loan Bank, due 08/25/10	1,000,000	999,896

Total United States Government Agencies (Cost $1,999,826)		1,999,826

Total Short-Term Investments (Cost $2,732,556)		2,732,556

Total Investments (99.97%) (Cost $56,650,131)		54,838,327
OTHER ASSETS LESS LIABILITIES (0.03%)
Cash, receivables, prepaid expense and other assets, less liabilities		19,078

Total Net Assets (100.00%)		$54,857,405

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
July 31, 2010

	Principal
	Amount	Value

CORPORATE BONDS (45.50%)
CHEMICALS AND ALLIED PRODUCTS (10.17%)
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$500,000	$543,065
Merck & Co., Inc., 5.00%, due 06/30/19	500,000	566,215
Pfizer Inc., 5.35%, due 03/15/15	500,000	573,990

		1,683,270
DEPOSITORY INSTITUTIONS (6.15%)
Comerica Bank, 5.20%, due 08/22/17	300,000	311,013
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	323,619
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	382,379
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000	750

		1,017,761
ELECTRIC, GAS AND SANITARY SERVICES (18.98%)
Entergy Louisiana, LLC, 5.40%, due 11/01/24	125,000	138,614
Kinder Morgan Energy Partners, L.P., 5.30%, due 09/15/20	400,000	428,296
NorthWestern Corp., 6.34%, due 04/01/19	300,000	337,521
Oglethorpe Power Corp., 6.974%, due 06/30/11	45,000	46,864
PacifiCorp, 6.90%, due 11/15/11	500,000	536,575
PSI Energy, 6.12%, due 10/15/35	427,000	478,974
Public Service Company of Colorado, 5.125%, due 06/01/19	500,000	570,455
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000	603,690

		3,140,989
FOOD AND KINDRED PRODUCTS (2.27%)
Archer-Daniels-Midland Co., 5.935%, due 10/01/32	330,000	375,606
INSURANCE CARRIERS (3.57%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	274,575
SunAmerica Inc., 8.125%, due 04/28/23	300,000	316,413

		590,988
PETROLEUM AND COAL PRODUCTS (2.32%)
Conoco Inc., 6.95%, due 04/15/29	300,000	383,148
TRANSPORTATION — BY AIR (2.04%)
Continental Airlines, Inc. Pass- Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	332,359	338,046

Total Corporate Bonds (Cost $7,251,756)		7,529,808
COMMERCIAL MORTGAGE PASS- THROUGH CERTIFICATES (2.93%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.07%, due 08/01/39
(Cost $495,363)	500,000	484,107
MORTGAGE-BACKED SECURITIES (34.73%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (6.30%)
3023 Class TG, 5.50%, due 08/01/35	58,661	59,598
3051 Class MY, 5.50%, due 10/01/25	400,000	436,860
Pool # A53146, 5.50%, due 10/01/36	123,206	132,828
Pool # A69436, 6.00%, due 12/01/37	184,647	200,631
Pool # G02562, 6.00%, due 01/01/37	196,168	213,519

		1,043,436
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (5.88%)
Pool # 257306, 5.50%, due 08/01/38	650,158	701,260
Pool # 906224, 5.50%, due 01/01/37	251,475	271,429

		972,689
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (22.55%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	548,959
Pool # 1512, 7.50%, due 12/01/23	17,020	19,468
Pool # 2631, 7.00%, due 08/01/28	10,245	11,672
Pool # 2658, 6.50%, due 10/01/28	25,718	29,487

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)

Pool # 2698, 5.50%, due 01/01/29	$40,955	$44,856
Pool # 2701, 6.50%, due 01/01/29	30,331	34,722
Pool # 2796, 7.00%, due 08/01/29	11,062	12,613
Pool # 3039, 6.50%, due 02/01/31	3,049	3,450
Pool # 3188, 6.50%, due 01/01/32	32,607	36,776
Pool # 3239, 6.50%, due 05/01/32	21,918	24,720
Pool # 3261, 6.50%, due 07/01/32	23,049	25,995
Pool # 3320, 5.50%, due 12/01/32	226,872	248,320
Pool # 3333, 5.50%, due 01/01/33	158,656	173,596
Pool # 3375, 5.50%, due 04/01/33	48,083	52,611
Pool # 3390, 5.50%, due 05/01/33	223,006	244,004
Pool # 3403, 5.50%, due 06/01/33	252,419	276,187
Pool # 3458, 5.00%, due 10/01/33	365,612	398,251
Pool # 3499, 5.00%, due 01/01/34	172,508	187,691
Pool # 3556, 5.50%, due 05/01/34	130,224	142,291
Pool # 3623, 5.00%, due 10/01/34	432,291	470,340
Pool # 22630, 6.50%, due 08/01/28	12,680	14,538
Pool # 643816, 6.00%, due 07/01/25	190,484	209,943
Pool # 704189, 5.50%, due 01/01/39	277,439	302,080
Pool # 782604, 5.50%, due 03/01/39	202,249	220,212

		3,732,782

Total Mortgage-Backed Securities (Cost $5,253,506)		5,748,907
SHORT-TERM INVESTMENTS (16.01%)
COMMERCIAL PAPER (5.44%) NON-DEPOSITORY CREDIT INSTITUTIONS (2.42%)
General Electric Co., 0.17%, due 08/24/10	400,000	400,000
PETROLEUM AND COAL PRODUCTS (3.02%)
Chevron Corp., 0.14%, due 08/04/10	500,000	500,000

Total Commercial Paper (Cost $900,000)		900,000
UNITED STATES GOVERNMENT AGENCIES (7.85%)
Federal Home Loan Bank, due 09/03/10	500,000	499,938
Federal National Mortgage Assoc., due 08/11/10	400,000	399,989
Federal National Mortgage Assoc., due 08/25/10	400,000	399,958

Total United States Government Agencies (Cost $1,299,885)		1,299,885
	Shares
	Held

MONEY MARKET MUTUAL FUND (2.72%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $450,026)	450,026	450,026

Total Short-Term Investments (Cost $2,649,911)		2,649,911

Total Investments (99.17%) (Cost $15,650,536)		16,412,733
OTHER ASSETS LESS LIABILITIES (0.83%)
Cash, receivables, prepaid expense and other assets, less liabilities		137,546

Total Net Assets (100.00%)		$16,550,279

(1)	Restricted Securities: PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 07/31/10, the carrying value of each unit was 76.476, representing $382,379 or 2.31% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
July 31, 2010

	Shares
	Held	Value

PREFERRED STOCKS (1.61%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$203,600
	Principal
	Amount

CORPORATE BONDS (84.11%)
APPAREL AND ACCESSORY STORES (4.57%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	576,000
CHEMICALS AND ALLIED PRODUCTS (3.94%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000	318,530
NOVA Chemicals, Corp., 7.875%, due 09/15/25	200,000	178,374

		496,904
COMMUNICATIONS (2.06%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	260,078
DEPOSITORY INSTITUTIONS (3.03%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	382,379
ELECTRIC, GAS AND SANITARY SERVICES (12.66%)
Avista Corp., 5.95%, due 06/01/18	300,000	335,259
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	490,553	531,961
Entergy Corp., 6.18%, due 03/01/35	300,000	306,684
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000	241,476
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	173,283	182,191

		1,597,571
FABRICATED METAL PRODUCTS (4.93%)
Valmont Industries, Inc., 6.625%, due 04/20/20	600,000	621,570
FOOD AND KINDRED PRODUCTS (4.81%)
Bunge Ltd. Finance Corp., 8.50%, due 06/15/19	500,000	607,120
FOOD STORES (2.95%)
Safeway Inc., 7.45%, due 09/15/27	300,000	371,713
FURNITURE AND FIXTURES (1.61%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	203,826
HOLDING AND OTHER INVESTMENT OFFICES (14.36%)
First Industrial, L.P., 7.60%, due 07/15/28	300,000	257,481
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	236,311
HRPT Properties Trust, 6.25%, due 08/15/16	425,000	443,845
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000	305,798
Realty Income Corp., 6.75%, due 08/15/19	500,000	567,880

		1,811,315
INSURANCE CARRIERS (2.48%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	313,015
METAL MINING (4.45%)
Freeport McMoRan Copper & Gold Inc., 8.375%, due 04/01/17	500,000	561,545
OIL AND GAS EXTRACTION (5.84%)
Nabors Industries Inc., 9.25%, due 01/15/19	300,000	385,260
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	351,372

		736,632
PIPELINES (3.69%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	464,992
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (3.75%)
Owens Corning, 9.00%, due 06/15/19	400,000	472,968
TRANSPORTATION — BY AIR (2.04%)
Continental Airlines, Inc. Pass- Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	253,278	257,873
WATER TRANSPORTATION (6.94%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	412,000

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
WATER TRANSPORTATION (continued)

Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	$488,039	$463,983

		875,983

Total Corporate Bonds (Cost $10,275,991)		10,611,484
MORTGAGE-BACKED SECURITIES (3.31%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	87,991	89,397
3051 Class MY, 5.50%, due 10/01/25	300,000	327,645

Total Mortgage-Backed Securities (Cost $381,291)		417,042
SHORT-TERM INVESTMENTS (9.61%)
UNITED STATES GOVERNMENT AGENCIES (6.34%)
Federal Home Loan Bank, due 08/18/10	500,000	499,965
Federal Home Loan Mortgage Corp,. due 08/24/10	300,000	299,972

Total United States Government Agencies (Cost $799,937)		799,937
	Shares
	Held	Value

MONEY MARKET MUTUAL FUND (3.27%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $412,694)	412,694	$412,694

Total Short-Term Investments (Cost $1,212,631)		1,212,631

Total Investments (98.64%) (Cost $12,069,913)		12,444,757
OTHER ASSETS LESS LIABILITIES (1.36%)
Cash, receivables, prepaid expense and other assets, less liabilities		171,071

Total Net Assets (100.00%)		$12,615,828

(1)	Restricted Securities: PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 07/31/10, the carrying value of each unit was 76.476, representing $382,379 or 3.03% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 07/31/10, the carrying value of each unit was 95.071, representing $463,983 or 3.68% of total net assets.
As of 07/31/10, the carrying value of all restricted securities was $846,362 or 6.71% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
July 31, 2010

	Shares
	Held	Value

COMMON STOCKS (71.28%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.43%)
AutoZone, Inc. (1)	1,300	$275,041
O’Reilly Automotive, Inc. (1)	5,000	246,400

		521,441
BUSINESS SERVICES (3.25%)
Automatic Data Processing, Inc.	4,500	185,715
eBay Inc. (1)	4,000	83,640
Microsoft Corp.	25,100	647,831
Oracle Corp.	11,520	272,333

		1,189,519
CHEMICALS AND ALLIED PRODUCTS (9.90%)
Abbott Laboratories	8,400	412,272
Amgen Inc. (1)	1,900	103,607
Colgate-Palmolive Co.	2,135	168,622
Dow Chemical Co. (The)	6,040	165,073
E. I. du Pont de Nemours and Co.	12,405	504,511
Johnson & Johnson	12,603	732,108
Merck & Co., Inc.	5,593	192,735
Mylan Inc. (1)	8,595	149,553
Pfizer Inc.	30,822	462,330
Procter & Gamble Co. (The)	8,005	489,586
Teva Pharmaceutical Industries Ltd.	4,892	238,974

		3,619,371
COMMUNICATIONS (1.61%)
AT&T Inc.	5,895	152,916
Comcast Corp.-Class A	7,203	140,242
Frontier Communications Corp.	2,307	17,625
Verizon Communications Inc.	9,615	279,412

		590,195
DEPOSITORY INSTITUTIONS (3.29%)
Bank of America Corp.	8,047	112,980
Bank of New York Mellon Corp. (The)	5,754	144,253
JPMorgan Chase & Co.	4,900	197,372
New York Community Bancorp, Inc.	19,030	328,458
Northern Trust Corp.	5,050	237,300
U.S. Bancorp	6,272	149,901
Wells Fargo & Co.	1,241	34,413

		1,204,677
ELECTRIC, GAS AND SANITARY SERVICES (6.27%)
Atmos Energy Corp.	12,783	370,707
Integrys Energy Group, Inc.	6,758	319,991
Pepco Holdings, Inc.	8,375	141,621
Pinnacle West Capital Corp.	11,400	434,226
Tortoise Energy Capital Corp.	29,185	783,909
Waste Management, Inc.	7,200	244,440

		2,294,894
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.81%)
Cisco Systems, Inc. (1)	16,200	373,734
General Electric Co.	53,735	866,208
Helen of Troy Ltd. (1)	6,813	163,240
Intel Corp.	17,200	354,320

		1,757,502
FABRICATED METAL PRODUCTS (0.62%)
Illinois Tool Works Inc.	5,175	225,113
FOOD AND KINDRED PRODUCTS (3.30%)
Campbell Soup Co.	5,000	179,500
Coca-Cola Co. (The)	5,440	299,798
Diageo plc	2,800	195,664
Kraft Foods Inc.	5,737	167,578
PepsiCo, Inc.	5,615	364,470

		1,207,010
GENERAL MERCHANDISE STORES (1.76%)
Target Corp.	2,440	125,221
Wal-Mart Stores, Inc.	10,115	517,787

		643,008
HOLDING AND OTHER INVESTMENT OFFICES (0.69%)
H&Q Life Sciences Investors	10,790	99,268
Redwood Trust, Inc.	9,900	154,935

		254,203
INDUSTRIAL MACHINERY & EQUIPMENT (4.03%)
3M Co.	3,055	261,325
Apple Inc. (1)	1,800	463,050
EMC Corp. (1)	14,400	284,976
Hewlett-Packard Co.	2,530	116,481
Ingersoll-Rand plc	9,341	349,914

		1,475,746
INSTRUMENTS AND RELATED PRODUCTS (0.82%)
Becton, Dickinson and Co.	3,137	215,826
Stryker Corp.	1,795	83,593

		299,419
INSURANCE AGENTS, BROKERS AND SERVICE (0.60%)
Arthur J. Gallagher & Co.	8,605	218,739

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

INSURANCE CARRIERS (5.77%)
Allstate Corp. (The)	3,635	$102,652
CNO Financial Group, Inc. (1)	35,600	191,172
EMC Insurance Group Inc.	20,429	456,792
Hartford Financial Services Group, Inc. (The)	7,900	184,939
Kansas City Life Insurance Co.	6,900	224,802
Lincoln National Corp.	8,000	208,320
MetLife, Inc.	5,600	235,536
Old Republic International Corp.	13,400	167,634
Protective Life Corp.	15,100	339,599

		2,111,446
LEGAL SERVICES (0.43%)
FTI Consulting, Inc. (1)	4,400	155,540
METAL MINING (4.57%)
Barrick Gold Corp.	29,624	1,217,546
Newmont Mining Corp.	8,100	452,790

		1,670,336
MISCELLANEOUS RETAIL (1.28%)
Cash America International, Inc.	6,100	204,350
EZCORP, Inc. (1)	13,300	264,670

		469,020
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.61%)
United Parcel Service, Inc.-Class B	3,405	221,325
OIL AND GAS EXTRACTION (5.27%)
Anadarko Petroleum Corp.	5,700	280,212
Apache Corp.	2,000	191,160
Baker Hughes Inc.	3,600	173,772
Devon Energy Corp.	3,100	193,719
Occidental Petroleum Corp.	11,030	859,568
Rowan Companies, Inc. (1)	9,000	227,340

		1,925,771
PAPER AND ALLIED PRODUCTS (0.52%)
Kimberly-Clark Corp.	2,975	190,757
PETROLEUM AND COAL PRODUCTS (2.02%)
ConocoPhillips	8,225	454,185
Exxon Mobil Corp.	3,300	196,944
Valero Energy Corp.	5,200	88,348

		739,477
PIPELINES (2.43%)
Kinder Morgan Management, LLC (1)	15,124	889,745
RETAIL-DRUG AND PROPRIETARY STORES (0.24%)
Walgreen Co.	3,100	88,505
SECURITY AND COMMODITY BROKERS (0.76%)
BGC Partners, Inc.-Class A	51,400	278,588
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.76%)
Quest Diagnostics Inc.	5,900	277,241
TOBACCO PRODUCTS (0.84%)
Philip Morris International Inc.	6,050	308,792
TRANSPORTATION EQUIPMENT (2.77%)
Federal Signal Corp.	16,200	96,552
Genuine Parts Co.	5,300	226,999
Honeywell International Inc.	8,065	345,666
ITT Corp.	7,280	343,034

		1,012,251
WHOLESALE TRADE-NONDURABLE GOODS (0.63%)
Sysco Corp.	7,485	231,810

Total Common Stocks (Cost $23,930,313)		26,071,441
	Principal
	Amount

MORTGAGE-BACKED SECURITIES (19.62%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,372,397
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,686,003
2003-71 Class AK, 5.00%, due 09/01/29	400,000	404,347
2003-116 Class JC, 5.00%, due 05/01/30	440,000	449,363
2004-22 Class BK, 3.47%, due 04/01/34	38,109	38,456
2004-26 Class GC, 5.00%, due 06/01/31	700,000	739,715
2004-76 Class VG, 5.00%, due 09/01/23	300,000	302,386
2004-89 Class KC, 4.00%, due 10/01/34	148,229	153,009
2004-109 Class WE, 5.00%, due 05/01/33	522,000	571,945

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)

2005-44 Class KC, 5.00%, due 04/01/31	$364,871	$374,872
2006-38 Class OG, 5.00%, due 06/01/36	650,000	704,632
Pool # 2796, 7.00%, due 08/01/29	24,890	28,379
Pool # 3040, 7.00%, due 02/01/31	14,076	16,069
Pool # 3188, 6.50%, due 01/01/32	32,607	36,776
Pool # 3239, 6.50%, due 05/01/32	56,032	63,195
Pool # 3333, 5.50%, due 01/01/33	138,824	151,896
Pool # 3403, 5.50%, due 06/01/33	75,157	82,234

Total Mortgage-Backed Securities (Cost $6,537,162)		7,175,674
SHORT-TERM INVESTMENTS (8.99%)
UNITED STATES GOVERNMENT AGENCIES (7.38%)
Federal Home Loan Bank, due 08/25/10	700,000	699,951
Federal Home Loan Mortgage Corp., due 09/07/10	1,000,000	999,842
Federal National Mortgage Assoc., due 08/11/10	1,000,000	999,973

Total United States Government Agencies (Cost $2,699,766)		2,699,766
	Shares
	Held	Value

MONEY MARKET MUTUAL FUND (1.61%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $587,417)	587,417	$587,417

Total Short Term Investments (Cost $3,287,183)		3,287,183

Total Investments (99.89%) (Cost $33,754,658)		36,534,298
OTHER ASSETS LESS LIABILITIES (0.11%)
Cash, receivables, prepaid expense and other assets, less liabilities		41,517

Total Net Assets (100.00%)		$36,575,815

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
July 31, 2010

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

SHORT-TERM INVESTMENTS (97.13%)
COMMERCIAL PAPER (13.92%)
NON-DEPOSITORY CREDIT INSTITUTIONS (9.59%)
Citigroup Inc., due 08/18/10	0.430%	$400,000	$399,914
General Electric Co., due 08/23/10	0.160	375,000	375,000

			774,914
PETROLEUM AND COAL PRODUCTS (4.33%)
Chevron Corp., due 08/11/10	0.140	350,000	350,000

Total Commercial Paper (Cost $1,124,914)			1,124,914

UNITED STATES GOVERNMENT AGENCIES (68.98%)
Federal Farm Credit Bank, due 11/04/10	0.172	500,000	499,773
Federal Home Loan Bank, due 08/05/10	0.112	450,000	449,993
Federal Home Loan Bank, due 08/09/10	0.122	400,000	399,988
Federal Home Loan Bank, due 08/13/10	0.142	300,000	299,985
Federal Home Loan Bank, due 09/03/10	0.152	300,000	299,957
Federal Home Loan Bank, due 09/10/10	0.172	300,000	299,942
Federal Home Loan Mortgage Corp., due 08/03/10	0.162	400,000	399,995
Federal Home Loan Mortgage Corp., due 08/16/10	0.172	300,000	299,977
Federal Home Loan Mortgage Corp., due 08/25/10	0.071	400,000	399,981
Federal Home Loan Mortgage Corp., due 10/04/10	0.162	450,000	449,870
Federal National Mortgage Assoc., due 09/08/10	0.132	300,000	299,958
Federal National Mortgage Assoc., due 09/22/10	0.147	300,000	299,936
Federal National Mortgage Assoc., due 09/30/10	0.172	250,000	249,928
Federal National Mortgage Assoc., due 10/18/10	0.162	525,000	524,816
Federal National Mortgage Assoc., due 10/25/10	0.162	400,000	399,847

Total United States Government Agencies (Cost $5,573,946)			5,573,946

UNITED STATES TREASURY OBLIGATIONS (14.23%)
U.S. Treasury Bills, due 09/02/10	0.122	400,000	399,956
U.S. Treasury Bills, due 09/16/10	0.086	500,000	499,945
U.S. Treasury Bills, due 10/14/10	0.147	250,000	249,924

Total United States Treasury Obligations (Cost $1,149,825)			1,149,825

Total Short-Term Investments (Cost $7,848,685)			7,848,685

OTHER ASSETS LESS LIABILITIES (2.87%)
Cash, receivables, prepaid expense and other assets, less liabilities			232,308

Total Net Assets (100.00%)			$8,080,993

See accompanying notes.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
July 31, 2010

	Shares
	Held	Value

COMMON STOCKS (97.45%)
BUSINESS SERVICES (5.38%)
Microsoft Corp.	58,078	$1,498,993
Oracle Corp.	32,792	775,203

		2,274,196
CHEMICALS AND ALLIED PRODUCTS (18.06%)
Abbott Laboratories	15,633	767,268
Amgen Inc. (1)	11,272	614,662
Bristol-Myers Squibb Co.	24,299	605,531
Colgate-Palmolive Co.	4,380	345,932
Dow Chemical Co. (The)	6,653	181,826
E. I. du Pont de Nemours and Co.	9,953	404,789
Eli Lilly and Co.	11,462	408,047
Johnson & Johnson	27,191	1,579,525
Merck & Co., Inc.	19,480	671,281
Pfizer Inc.	26,585	398,775
Procter & Gamble Co. (The)	27,221	1,664,836

		7,642,472
COMMUNICATIONS (4.14%)
AT&T Inc.	24,336	631,276
Comcast Corp.-Class A	20,878	406,495
Frontier Communications Corp.	5,560	42,478
Verizon Communications Inc.	23,164	673,146

		1,753,395
DEPOSITORY INSTITUTIONS (5.79%)
Bank of America Corp.	28,262	396,798
Citigroup Inc. (1)	27,308	111,963
JPMorgan Chase & Co.	28,955	1,166,307
Wells Fargo & Co.	27,901	773,695

		2,448,763
EATING AND DRINKING PLACES (4.48%)
McDonald’s Corp.	27,182	1,895,401
ELECTRIC, GAS AND SANITARY SERVICES (2.62%)
Exelon Corp.	15,218	636,569
Southern Co. (The)	13,404	473,563

		1,110,132
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.88%)
Cisco Systems, Inc. (1)	35,837	826,760
General Electric Co.	51,694	833,307
Intel Corp.	36,186	745,432
Motorola, Inc. (1)	22,925	171,708
Texas Instruments Inc.	13,518	333,759

		2,910,966
FOOD AND KINDRED PRODUCTS (5.21%)
Coca-Cola Co. (The)	19,684	1,084,785
Kraft Foods Inc.	16,974	495,811
PepsiCo, Inc.	9,602	623,266

		2,203,862
GENERAL MERCHANDISE STORES (4.12%)
Target Corp.	7,360	377,715
Wal-Mart Stores, Inc.	26,649	1,364,162

		1,741,877
INDUSTRIAL MACHINERY AND EQUIPMENT (12.56%)
3M Co.	10,955	937,091
Applied Materials, Inc.	15,140	178,652
Caterpillar Inc.	17,684	1,233,459
Dell Inc. (1)	20,103	266,164
EMC Corp. (1)	23,960	474,168
Hewlett-Packard Co.	22,743	1,047,088
International Business Machines Corp.	9,177	1,178,327

		5,314,949
LUMBER AND WOOD PRODUCTS (0.15%)
Weyerhaeuser Co.	3,951	64,085
MOTION PICTURES (2.53%)
Time Warner Inc.	9,642	303,338
Walt Disney Co. (The)	22,797	768,031

		1,071,369
NON-DEPOSITORY CREDIT INSTITUTIONS (3.55%)
American Express Co.	33,683	1,503,609
PETROLEUM AND COAL PRODUCTS (10.49%)
Chevron Corp.	24,393	1,858,991
Exxon Mobil Corp.	43,203	2,578,355

		4,437,346
PRIMARY METAL INDUSTRIES (0.51%)
Alcoa Inc.	19,124	213,615
SECURITY AND COMMODITY BROKERS (0.67%)
Ameriprise Financial, Inc.	6,733	285,412
TOBACCO PRODUCTS (3.10%)
Altria Group, Inc.	24,528	543,540
Philip Morris International Inc.	15,028	767,029

		1,310,569
TRANSPORTATION EQUIPMENT (7.21%)
Boeing Co. (The)	16,981	1,157,085
Honeywell International Inc.	22,597	968,507

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

United Technologies Corp.	13,010	$925,011

		3,050,603

Total Common Stocks (Cost $30,596,921)		41,232,621
SHORT-TERM INVESTMENTS (2.23%)
MONEY MARKET MUTUAL FUND (0.46%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $194,487)	194,487	194,487
	Principal
	Amount	Value

UNITED STATES GOVERNMENT AGENCIES (1.77%)
Federal Home Loan Bank, due 08/12/10 (Cost $749,978)	$750,000	$749,978

Total Short-Term Investments (Cost $944,465)		944,465

Total Investments (99.68%) (Cost $31,541,386)		42,177,086
OTHER ASSETS LESS LIABILITIES (0.32%)
Cash, receivables, prepaid expense and other assets, less liabilities		133,593

Total Net Assets (100.00%)		$42,310,679

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2010

1.  Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A, Class B and Institutional shares (“Class I”). The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006, sales of Class B shares were discontinued. Reinvestments through dividend distributions will continue with Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the sixth year at the relative NAV of the two classes and the front-end sales charge associated with Class A will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the year ended July 31, 2010, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend
	Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I

Value Growth	$105,505	$18,055	$4,000	$6,445	$12	$3,527
High Grade Bond	20,714	3,242	1,211	4,731	2	3,733
Strategic Yield	20,951	3,854	1,337	4,677	3	3,659
Managed	73,395	13,141	3,732	5,616	8	3,571
Money Market	3,184	2,078	13,377	3,240	2	7,090
Blue Chip	104,335	21,178	3,421	5,785	11	3,727

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

term investments are valued at market value, except that obligations maturing in one year or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles (see Note 2). Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Recent Accounting Pronouncements

In January 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

1.  Significant Accounting Policies (continued)

techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances, and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The adoption of this amendment did not have a material effect on the financial statements.

During the period from August 1, 2009 through July 31, 2010, the Fund had no Level 3 positions and there were no transfers between levels.

2.  Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for open tax years (July 31, 2007 through July 31, 2010).

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, at July 31, 2010, the tax cost of investments of the Value Growth Portfolio differed by $245,493 from the cost for financial reporting purposes.

At July 31, 2010, the approximate net capital loss carryovers were as follows:

	Portfolio
	Value	Strategic
Net Capital Loss Carryovers Expire In:	Growth	Yield	Managed	Blue Chip

2011	$—	$626,000	$—	$—
2012	—	268,000	—	—
2017	3,126,000	14,000	239,000	382,000
2018	4,145,000	543,000	2,213,000	—

	$7,271,000	$1,451,000	$2,452,000	$382,000

For the year ended July 31, 2010, the Blue Chip Portfolio utilized approximately $597,000 of capital loss carryovers.

As of July 31, 2010, the Value Growth, High Grade Bond and Managed Portfolios had post-October capital losses of $554,368, $23,685 and $38,127, respectively, that will be deferred to the first day of the next fiscal year.

The tax character of distributions for the years indicated were as follows:

	Year Ended July 31, 2010		Year Ended July 31, 2009
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
Portfolio	Income	Gains	Income	Gains

Value Growth	$398,125	$—	$589,812	$—
High Grade Bond	534,189	11,176	617,876	146,949
Strategic Yield	605,195	—	639,342	—
Managed	551,951	—	637,102	—
Money Market	7,323	—	15,623	—
Blue Chip	696,453	—	576,995	223,681

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

2.  Federal Income Taxes (continued)

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of July 31, 2010, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were as follows:

	Portfolio
	Value	High Grade	Strategic
	Growth	Bond	Yield	Managed	Blue Chip

Undistributed ordinary income	$271,991	$—	$3,272	$30,356	$721,309
Undistributed capital gains	—	1,601	—	—	—
Accumulated capital losses	(7,825,623)	(23,685)	(1,451,311)	(2,490,193)	(382,414)
Net unrealized appreciation (depreciation) of investments	(2,107,495)	762,197	374,844	2,774,530	10,635,700
Other timing differences	—	—	(3,272)	—	—

Total accumulated earnings (deficit)	$(9,661,127)	$740,113	$(1,076,467)	$314,693	$10,974,595

The primary differences between book-basis and tax-basis accumulated capital losses and net unrealized depreciation of investments in the Value Growth Portfolio are attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions. The Strategic Yield Portfolio held a trust preferred security which accrues income for tax purposes and not financial reporting purposes.

3.  Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.40%; Strategic Yield Portfolio - 0.55%; Managed Portfolio - 0.60%; Money Market Portfolio - 0.25%; and Blue Chip Portfolio - 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A and 0.50% for Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% for Class A and Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio.

Front-end sales charges and CDSC (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A. CDSC are deducted from the redemption proceeds out of Class B prior to remittance to the shareholder. All sales charges are retained by EquiTrust Marketing. During the year ended July 31, 2010, EquiTrust Marketing retained $117,738 in sales charges from the sales of Class A shares and $17,171 in CDSC from the redemption of Class B shares.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period. When shares roll from Class B to Class A, proportionate amounts of net investment income are moved from Class B to Class A. During the year ended July 31, 2010, expense reimbursements moved from Class B to Class A in the Value Growth, High Grade Bond, Strategic Yield, Managed and Money Market Portfolios in the amount of $729, $511, $738, $1,937 and $337, respectively.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

3.  Management Contract and Transactions with Affiliates (continued)

During the year ended July 31, 2010, EquiTrust Investment voluntarily waived various Portfolio and class level expenses in the Money Market Portfolio Class A, B and I shares. These voluntary waivers may be revoked at any time. For the year ended July 31, 2010, the voluntary waiver amounts were as follows:

	Money Market Portfolio
Fees	Class A	Class B	Class I

Investment advisory and management fees	$1,715	$327	$16,411
Transfer and dividend disbursing agent fees	2,714	1,768	13,377
Distribution fees	6	—	—
Administrative service fees	1,633	—	—
Accounting fees	343	66	3,282
Custodian fees	808	151	6,905
Registration fees	3,240	2	7,090
Other	1,609	298	14,213

Total	$12,068	$2,612	$61,278

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At July 31, 2010, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I

Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 110,830 shares of Value Growth Portfolio (Class I) at July 31, 2010.

4.  Fair Value

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date;

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

4.  Fair Value (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2010:

	Investments in Securities
	Value	High Grade	Strategic		Money
	Growth	Bond	Yield	Managed	Market	Blue Chip
Valuation Inputs	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Level 1 — Quoted Prices:
Common stocks*	$52,105,771	$—	$—	$26,071,441	$—	$41,232,621
Preferred stocks*	—	—	203,600	—	—	—
Money market mutual fund	732,730	450,026	412,694	587,417	—	194,487
Level 2 — Other Significant
Observable Inputs:
Debt securities issued by US government agencies*	1,999,826	1,299,885	799,937	2,699,766	6,723,771	749,978
Corporate debt securities*	—	8,429,808	10,611,484	—	1,124,914	—
Residential mortgage- backed securities*	—	5,748,907	417,042	7,175,674	—	—
Commercial mortgage- backed securities*	—	484,107	—	—	—	—
Level 3 — Significant
Unobservable Inputs	—	—	—	—	—	—

Total	$54,838,327	$16,412,733	$12,444,757	$36,534,298	$7,848,685	$42,177,086

*	For further breakdown of securities by industry type, please refer to the Schedule of Investments.

5.  Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Year Ended July 31, 2010:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Shares sold:
Class A	81,833	57,967	26,268	52,847	1,298,550	28,303
Class B	1,561	1,910	1,906	3,023	92,877	353
Class I	103,047	361,011	146,012	98,058	3,529,375	51,456
Shares converted from Class B to Class A:
Class A	143,801	39,217	37,586	92,433	73,139	58,867
Class B	(144,048)	(39,231)	(37,592)	(92,564)	(73,139)	(59,047)
Shares issued in connection with
acquisition of EquiTrust Money
Market Fund, Inc. (Note 8):
Class I	—	—	—	—	4,048,593	—
Shares issued in reinvestment of
dividends and/or capital
gains distribution:
Class A	20,834	22,941	28,677	25,843	684	11,112
Class B	832	1,643	3,088	1,757	171	1,404
Class I	8,510	25,283	26,240	13,448	3,984	6,446
Shares redeemed:
Class A	(384,229)	(87,368)	(110,502)	(201,681)	(1,048,122)	(100,067)
Class B	(25,652)	(36,714)	(8,681)	(31,847)	(23,390)	(16,819)
Class I	(113,390)	(233,321)	(79,924)	(120,214)	(3,594,151)	(46,673)

Net Increase (Decrease)	(306,901)	113,338	33,078	(158,897)	4,308,571	(64,665)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions (continued)

Year Ended July 31, 2010:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Value of shares sold:
Class A	$1,051,651	$609,586	$235,347	$702,159	$1,298,550	$1,021,485
Class B	20,458	20,149	17,570	41,861	92,877	12,859
Class I	1,339,685	3,749,952	1,302,504	1,317,933	3,529,375	1,873,024
Value of shares converted from Class B to Class A:
Class A	2,192,906	398,811	398,867	1,243,742	73,139	1,423,040
Class B	(2,192,906)	(398,811)	(398,867)	(1,243,742)	(73,139)	(1,423,040)
Shares issued in connection with
acquisition of EquiTrust Money
Market Fund, Inc. (Note 8):
Class I	—	—	—	—	4,048,593	—
Value issued in reinvestment of
dividends and/or capital
gains distribution:
Class A	271,264	239,328	258,457	340,413	684	406,375
Class B	10,825	17,040	27,719	23,057	171	51,291
Class I	112,076	264,102	236,797	178,394	3,984	237,474
Value redeemed:
Class A	(4,923,512)	(900,291)	(994,902)	(2,695,644)	(1,048,122)	(3,607,971)
Class B	(328,664)	(372,897)	(76,345)	(418,854)	(23,390)	(607,191)
Class I	(1,461,221)	(2,414,099)	(726,003)	(1,606,016)	(3,594,151)	(1,688,304)

Net Increase (Decrease)	$(3,907,438)	$1,212,870	$281,144	$(2,116,697)	$4,308,571	$(2,300,958)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

6.  Capital Share Transactions (continued)

Year Ended July 31, 2009:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Shares sold:
Class A	120,735	46,742	33,943	80,831	749,214	41,358
Class B	4,885	3,190	205	8,175	224,533	2,049
Class I	115,200	131,248	91,260	120,984	623,780	57,213
Shares converted from Class B to Class A:
Class A	135,955	54,594	27,757	87,112	195,688	52,374
Class B	(136,117)	(54,616)	(27,757)	(87,208)	(195,687)	(52,480)
Shares issued in reinvestment of
dividends and/or capital
gains distribution:
Class A	40,004	35,943	35,945	32,648	1,650	14,728
Class B	3,069	6,550	6,190	4,435	630	3,181
Class I	13,899	33,428	27,499	16,139	1,950	7,750
Shares redeemed:
Class A	(306,734)	(98,990)	(85,074)	(210,438)	(1,040,880)	(84,162)
Class B	(35,470)	(8,657)	(13,207)	(39,534)	(136,006)	(15,067)
Class I	(81,895)	(170,741)	(86,461)	(115,424)	(496,283)	(43,304)

Net Increase (Decrease)	(126,469)	(21,309)	10,300	(102,280)	(71,411)	(16,360)

Year Ended July 31, 2009:

	Portfolio
	Value	High Grade	Strategic		Money	Blue
	Growth	Bond	Yield	Managed	Market	Chip

Value of shares sold:
Class A	$1,284,672	$453,074	$267,467	$930,694	$749,214	$1,292,052
Class B	56,588	30,852	1,498	89,120	224,533	59,247
Class I	1,230,837	1,259,692	723,088	1,423,854	623,780	1,789,235
Value of shares converted from Class B to Class A:
Class A	2,035,115	554,716	292,288	1,164,451	195,688	1,307,383
Class B	(2,035,115)	(554,716)	(292,288)	(1,164,451)	(195,688)	(1,307,383)
Value issued in reinvestment of
dividends and/or capital
gains distribution:
Class A	409,244	344,628	281,271	381,576	1,650	457,457
Class B	31,399	62,749	48,475	52,041	630	98,747
Class I	143,440	320,843	215,114	189,905	1,950	242,056
Value redeemed:
Class A	(3,313,715)	(947,469)	(678,002)	(2,439,849)	(1,040,880)	(2,648,530)
Class B	(371,758)	(82,957)	(107,551)	(471,727)	(136,005)	(481,061)
Class I	(864,571)	(1,639,237)	(678,745)	(1,302,888)	(496,283)	(1,310,847)

Net Increase (Decrease)	$(1,393,864)	$(197,825)	$72,615	$(1,147,274)	$(71,411)	$(501,644)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

7.  Investment Transactions

For the year ended July 31, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and US Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales

Value Growth	$8,192,281	$13,947,813
High Grade Bond	2,147,191	722,808
Strategic Yield	2,219,513	1,944,338
Managed	3,343,684	4,729,550
Blue Chip	—	1,778,275

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at July 31, 2010, by Portfolio, was composed of the following:

	Tax Cost of			Net Unrealized
	Investments	Gross Unrealized		Appreciation (Depreciation)
Portfolio	in Securities	Appreciation	Depreciation	of Investments

Value Growth	$56,945,822	$5,555,500	$7,662,995	$(2,107,495)
High Grade Bond	15,650,536	1,173,846	411,649	762,197
Strategic Yield	12,069,913	793,675	418,831	374,844
Managed	33,759,768	5,927,926	3,153,396	2,774,530
Blue Chip	31,541,386	16,222,459	5,586,759	10,635,700

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

8.  Fund Merger

On August 28, 2009, shareholders of EquiTrust Series Fund, Inc. — Money Market Portfolio Class I acquired all of the net assets of EquiTrust Money Market Fund, Inc. pursuant to a plan of reorganization approved by EquiTrust Money Market Fund, Inc. shareholders on August 13, 2009. The purpose of the transaction was to combine 2 funds managed by EquiTrust Investment with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 4,048,593 shares of EquiTrust Money Market Fund, Inc., valued at $4,048,593, for 4,048,593 shares of EquiTrust Series Fund, Inc. — Money Market Portfolio Class I outstanding on August 28, 2009. The investment portfolio of EquiTrust Money Market Fund, Inc., with a fair value of $4,048,593 and identified cost of $4,048,593 at August 28, 2009, was the principal asset acquired by EquiTrust Series Fund, Inc. — Money Market Portfolio Class I. For financial reporting purposes, assets received and shares issued by EquiTrust Series Fund, Inc. — Money Market Portfolio Class I were recorded at fair value; however, the cost basis of the investments received from EquiTrust Money Market Fund, Inc. was carried forward to align ongoing reporting of EquiTrust Series Fund, Inc. — Money Market Portfolio Class I realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of EquiTrust Series Fund, Inc. — Money Market Portfolio Class I were $2,978,261.

Had the merger occurred as of the beginning of the reporting period, August 1, 2009, the combined income and net investment income of the EquiTrust Series Fund, Inc. — Money Market Portfolio and EquiTrust Money Market Fund, Inc. for the year ended July 31, 2010 would have been $8,350 and $7,324, respectively.

9.  Subsequent Events

The Fund is not aware of any other transactions or events, which occurred after the balance sheet date and before the financial statements were issued, that would require recognition or disclosure.

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
Years ended July 31, 2010, 2009, 2008, 2007 and 2006

		Income from Investment Operations				Less Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total	Dividends	Distributions
	Value at	Invest-		Gain	from	from Net	from
	Beginning	ment		(Loss) on	Investment	Investment	Capital	Total
	of Period	Income		Investments	Operations	Income	Gains	Distributions

Value Growth Portfolio
Class A:
2010	$11.48	$0.05	(2)	$1.24	$1.29	$(0.08)	$—	$(0.08)
2009	14.08	0.11		(2.59)	(2.48)	(0.12)	—	(0.12)
2008	15.86	0.12		(1.39)	(1.27)	(0.26)	(0.25)	(0.51)
2007	14.02	0.23		1.71	1.94	(0.10)	—	(0.10)
2006 (3)	13.88	0.09		0.10	0.19	(0.05)	—	(0.05)
Class B:
2010	$11.46	$(0.02	)(2)	$1.23	$1.21	$(0.03)	$—	$(0.03)
2009	14.04	0.06		(2.58)	(2.52)	(0.06)	—	(0.06)
2008	15.79	0.05		(1.38)	(1.33)	(0.17)	(0.25)	(0.42)
2007	13.98	0.16		1.70	1.86	(0.05)	—	(0.05)
2006	13.79	0.05		0.19	0.24	(0.05)	—	(0.05)
Class I:
2010	$11.64	$0.14		$1.25	$1.39	$(0.15)	$—	$(0.15)
2009	14.28	0.18		(2.62)	(2.44)	(0.20)	—	(0.20)
2008	16.05	0.21		(1.39)	(1.18)	(0.34)	(0.25)	(0.59)
2007	14.17	0.29		1.76	2.05	(0.17)	—	(0.17)
2006	13.92	0.17		0.23	0.40	(0.15)	—	(0.15)
High Grade Bond Portfolio
Class A:
2010	$9.99	$0.35	(2)	$0.80	$1.15	$(0.34)	$(0.01)	$(0.35)
2009	9.92	0.41		0.17	0.58	(0.41)	(0.10)	(0.51)
2008	10.26	0.43		(0.34)	0.09	(0.43)	—	(0.43)
2007	10.20	0.46		0.06	0.52	(0.46)	—	(0.46)
2006 (3)	10.33	0.28		(0.13)	0.15	(0.28)	—	(0.28)
Class B:
2010	$9.98	$0.29	(2)	$0.81	$1.10	$(0.29)	$(0.01)	$(0.30)
2009	9.92	0.38		0.16	0.54	(0.38)	(0.10)	(0.48)
2008	10.25	0.39		(0.33)	0.06	(0.39)	—	(0.39)
2007	10.20	0.43		0.05	0.48	(0.43)	—	(0.43)
2006	10.52	0.40		(0.32)	0.08	(0.40)	—	(0.40)
Class I:
2010	$9.99	$0.42		$0.82	$1.24	$(0.42)	$(0.01)	$(0.43)
2009	9.93	0.48		0.16	0.64	(0.48)	(0.10)	(0.58)
2008	10.26	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2007	10.20	0.54		0.06	0.60	(0.54)	—	(0.54)
2006	10.53	0.51		(0.33)	0.18	(0.51)	—	(0.51)
Strategic Yield Portfolio
Class A:
2010	$8.33	$0.42	(2)	$1.03	$1.45	$(0.42)	$—	$(0.42)
2009	8.83	0.47	(2)	(0.50)	(0.03)	(0.47)	—	(0.47)
2008	9.58	0.50	(2)	(0.75)	(0.25)	(0.50)	—	(0.50)
2007	9.52	0.54	(2)	0.06	0.60	(0.54)	—	(0.54)
2006 (3)	9.66	0.33	(2)	(0.14)	0.19	(0.33)	—	(0.33)
Class B:
2010	$8.33	$0.39	(2)	$1.03	$1.42	$(0.39)	$—	$(0.39)
2009	8.83	0.45	(2)	(0.50)	(0.05)	(0.45)	—	(0.45)
2008	9.58	0.47	(2)	(0.75)	(0.28)	(0.47)	—	(0.47)
2007	9.52	0.52	(2)	0.06	0.58	(0.52)	—	(0.52)
2006	9.91	0.47	(2)	(0.39)	0.08	(0.47)	—	(0.47)
Class I:
2010	$8.33	$0.49		$1.02	$1.51	$(0.49)	$—	$(0.49)
2009	8.83	0.54		(0.50)	0.04	(0.54)	—	(0.54)
2008	9.58	0.58		(0.75)	(0.17)	(0.58)	—	(0.58)
2007	9.52	0.62		0.06	0.68	(0.62)	—	(0.62)
2006	9.91	0.57		(0.39)	0.18	(0.57)	—	(0.57)

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Years ended July 31, 2010, 2009, 2008, 2007 and 2006

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income to	Portfolio
End	on Net Asset	End of Period	to Average	to Average	Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets	Net Assets	Net Assets	Rate

$12.69	11.22%	$42,434	1.45%	1.45%	0.39%	15%
11.48	(17.51)%	39,971	1.52%	1.52%	0.95%	29%
14.08	(8.31)%	49,171	1.40%	1.40%	0.69%	19%
15.86	13.84%	57,170	1.36%	1.36%	1.39%	29%
14.02	1.36%	55,250	1.52%	1.51%	0.63%	30%

$12.64	10.57%	$2,863	2.05%	2.00%	(0.16)%	15%
11.46	(17.88)%	4,513	1.96%	1.96%	0.51%	29%
14.04	(8.67)%	7,826	1.78%	1.77%	0.31%	19%
15.79	13.29%	11,650	1.76%	1.75%	1.00%	29%
13.98	1.73%	13,239	1.83%	1.82%	0.30%	30%

$12.88	11.94%	$9,560	0.77%	0.77%	1.07%	15%
11.64	(16.92)%	8,660	0.77%	0.77%	1.70%	29%
14.28	(7.65)%	9,948	0.73%	0.73%	1.36%	19%
16.05	14.49%	10,722	0.77%	0.77%	1.98%	29%
14.17	2.91%	8,478	0.72%	0.71%	1.44%	30%

$10.79	11.69%	$8,539	1.51%	1.51%	3.32%	16%
9.99	6.21%	7,576	1.50%	1.50%	4.22%	25%
9.92	0.82%	7,148	1.51%	1.51%	4.16%	18%
10.26	5.15%	6,507	1.52%	1.52%	4.44%	8%
10.20	1.46%	6,831	1.57%	1.56%	4.08%	12%

$10.78	11.14%	$419	2.24%	2.00%	2.82%	16%
9.98	5.76%	1,110	1.81%	1.81%	3.91%	25%
9.92	0.53%	1,634	1.85%	1.85%	3.83%	18%
10.25	4.73%	2,895	1.82%	1.81%	4.14%	8%
10.20	0.75%	3,260	1.80%	1.80%	3.85%	12%

$10.80	12.61%	$7,592	0.73%	0.73%	4.08%	16%
9.99	6.90%	5,497	0.74%	0.74%	4.98%	25%
9.93	1.73%	5,522	0.68%	0.68%	4.98%	18%
10.26	5.96%	4,573	0.74%	0.74%	5.23%	8%
10.20	1.75%	4,196	0.71%	0.71%	4.94%	12%

$9.36	17.69%	$6,373	1.76%	1.75%	4.65%	19%
8.33	0.19%	5,822	1.80%	1.75%	6.00%	12%
8.83	(2.68)%	6,061	1.72%	1.71%	5.41%	9%
9.58	6.41%	6,673	1.75%	1.74%	5.69%	18%
9.52	1.97%	6,494	1.80%	1.79%	5.20%	8%

$9.36	17.37%	$534	2.37%	2.00%	4.39%	19%
8.33	(0.05)%	819	2.20%	2.00%	5.75%	12%
8.83	(2.99)%	1,173	2.13%	2.00%	5.11%	9%
9.58	6.14%	1,829	2.16%	2.00%	5.44%	18%
9.52	0.80%	2,121	2.17%	1.99%	4.91%	8%

$9.35	18.52%	$5,710	0.92%	0.92%	5.47%	19%
8.33	1.00%	4,313	0.95%	0.95%	6.80%	12%
8.83	(1.90)%	4,288	0.90%	0.90%	6.23%	9%
9.58	7.25%	4,754	0.94%	0.94%	6.48%	18%
9.52	1.93%	4,047	0.88%	0.87%	6.11%	8%

		Income from Investment Operations				Less Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total	Dividends	Distributions
	Value at	Invest-		Gain	from	from Net	from
	Beginning	ment		(Loss) on	Investment	Investment	Capital	Total
	of Period	Income		Investments	Operations	Income	Gains	Distributions

Managed Portfolio
Class A:
2010	$12.24	$0.18	(2)	$1.22	$1.40	$(0.18)	$—	$(0.18)
2009	13.99	0.20	(2)	(1.75)	(1.55)	(0.20)	—	(0.20)
2008	15.48	0.24		(0.83)	(0.59)	(0.24)	(0.66)	(0.90)
2007	15.66	0.39	(2)	1.10	1.49	(0.37)	(1.30)	(1.67)
2006 (3)	15.26	0.19	(2)	0.40	0.59	(0.19)	—	(0.19)
Class B:
2010	$12.22	$0.13	(2)	$1.23	$1.36	$(0.13)	$—	$(0.13)
2009	13.98	0.16	(2)	(1.75)	(1.59)	(0.17)	—	(0.17)
2008	15.46	0.18		(0.82)	(0.64)	(0.18)	(0.66)	(0.84)
2007	15.65	0.31	(2)	1.10	1.41	(0.30)	(1.30)	(1.60)
2006	15.27	0.19	(2)	0.38	0.57	(0.19)	—	(0.19)
Class I:
2010	$12.31	$0.27		$1.24	$1.51	$(0.28)	$—	$(0.28)
2009	14.07	0.29		(1.75)	(1.46)	(0.30)	—	(0.30)
2008	15.56	0.35		(0.83)	(0.48)	(0.35)	(0.66)	(1.01)
2007	15.71	0.50		1.12	1.62	(0.47)	(1.30)	(1.77)
2006	15.32	0.35		0.39	0.74	(0.35)	—	(0.35)
Money Market Portfolio
Class A:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006 (3)	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class B:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class I:
2010 (4)	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2007	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)
Blue Chip Portfolio
Class A:
2010	$32.63	$0.58		$3.49	$4.07	$(0.53)	$—	$(0.53)
2009	40.25	0.56		(7.57)	(7.01)	(0.43)	(0.18)	(0.61)
2008	47.79	0.60		(6.15)	(5.55)	(0.47)	(1.52)	(1.99)
2007	41.52	0.51		6.24	6.75	(0.48)	—	(0.48)
2006 (3)	40.63	0.39		0.83	1.22	(0.33)	—	(0.33)
Class B:
2010	$32.55	$0.39		$3.46	$3.85	$(0.40)	$—	$(0.40)
2009	40.17	0.45		(7.56)	(7.11)	(0.33)	(0.18)	(0.51)
2008	47.73	0.46		(6.14)	(5.68)	(0.36)	(1.52)	(1.88)
2007	41.41	0.38		6.23	6.61	(0.29)	—	(0.29)
2006	39.88	0.28		1.58	1.86	(0.33)	—	(0.33)
Class I:
2010	$32.98	$0.83		$3.58	$4.41	$(0.79)	$—	$(0.79)
2009	40.61	0.79		(7.58)	(6.79)	(0.66)	(0.18)	(0.84)
2008	48.14	0.98		(6.20)	(5.22)	(0.79)	(1.52)	(2.31)
2007	41.78	0.83		6.31	7.14	(0.78)	—	(0.78)
2006	40.17	0.75		1.60	2.35	(0.74)	—	(0.74)

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Years ended July 31, 2010, 2009, 2008, 2007 and 2006

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income to	Portfolio
End	on Net Asset	End of Period	to Average	to Average	Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets	Net Assets	Net Assets	Rate

$13.46	11.48%	$25,965	1.62%	1.61%	1.12%	10%
12.24	(10.98)%	23,977	1.67%	1.66%	1.71%	9%
13.99	(4.13)%	27,538	1.58%	1.58%	1.57%	18%
15.48	9.80%	29,245	1.56%	1.55%	2.43%	17%
15.66	3.86%	28,539	1.69%	1.68%	1.48%	36%

$13.45	11.13%	$1,872	2.24%	2.00%	0.73%	10%
12.22	(11.33)%	3,164	2.16%	2.00%	1.36%	9%
13.98	(4.48)%	5,214	1.96%	1.96%	1.19%	18%
15.46	9.27%	7,618	2.02%	2.00%	1.98%	17%
15.65	3.73%	8,686	2.09%	1.99%	1.16%	36%

$13.54	12.29%	$8,738	0.89%	0.89%	1.84%	10%
12.31	(10.28)%	8,051	0.88%	0.88%	2.49%	9%
14.07	(3.41)%	8,896	0.85%	0.85%	2.30%	18%
15.56	10.64%	9,269	0.86%	0.86%	3.12%	17%
15.71	4.91%	7,802	0.85%	0.84%	2.32%	36%

$1.00	0.11%	$934	2.10%	0.00%	0.11%	0%
1.00	0.24%	610	2.04%	0.71%	0.25%	0%
1.00	1.84%	705	1.99%	1.75%	1.77%	0%
1.00	3.52%	469	2.52%	1.75%	3.46%	0%
1.00	1.81%	630	1.90%	1.88%	2.33%	0%

$1.00	0.11%	$179	2.99%	0.00%	0.11%	0%
1.00	0.26%	182	2.64%	0.58%	0.26%	0%
1.00	1.72%	289	2.60%	1.84%	1.55%	0%
1.00	3.26%	225	2.83%	2.00%	3.22%	0%
1.00	1.98%	330	2.08%	1.99%	1.89%	0%

$1.00	0.10%	$6,968	0.94%	0.01%	0.10%	0%
1.00	0.47%	2,980	0.95%	0.43%	0.45%	0%
1.00	2.63%	2,850	0.98%	0.98%	2.58%	0%
1.00	4.34%	2,496	0.96%	0.96%	4.25%	0%
1.00	3.38%	2,419	0.84%	0.84%	3.71%	0%

$36.17	12.46%	$27,994	1.34%	1.34%	1.50%	0%
32.63	(17.33)%	25,315	1.42%	1.42%	1.71%	0%
40.25	(12.20)%	30,247	1.29%	1.29%	1.26%	1%
47.79	16.29%	35,062	1.24%	1.24%	1.07%	1%
41.52	3.03%	30,903	1.41%	1.41%	0.93%	0%

$36.00	11.82%	$2,918	1.89%	1.89%	0.95%	0%
32.55	(17.63)%	5,051	1.76%	1.76%	1.37%	0%
40.17	(12.46)%	8,737	1.57%	1.57%	0.97%	1%
47.73	15.98%	14,130	1.51%	1.51%	0.80%	1%
41.41	4.68%	15,783	1.66%	1.65%	0.65%	0%

$36.60	13.34%	$11,398	0.51%	0.51%	2.34%	0%
32.98	(16.59)%	9,899	0.52%	0.52%	2.60%	0%
40.61	(11.51)%	11,311	0.47%	0.47%	2.08%	1%
48.14	17.18%	13,605	0.48%	0.47%	1.82%	1%
41.78	5.93%	11,354	0.48%	0.47%	1.84%	0%

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolios would have had per share net investment income as shown:

		Per Share
		Net Investment	Amount
	Year	Income	Reimbursed

Value Growth Portfolio
Class A	2010	$0.05	$729
Class B	2010	$(0.03)	$1,562
High Grade Bond Portfolio
Class A	2010	$0.35	$511
Class B	2010	$0.27	$929
Strategic Yield Portfolio
Class A	2010	$0.42	$738
	2009	0.47	2,289
	2008	0.50	365
	2007	0.54	392
	2006	0.33	94
Class B	2010	$0.36	$1,850
	2009	0.44	1,537
	2008	0.46	1,647
	2007	0.50	2,997
	2006	0.45	4,291
Managed Portfolio
Class A	2010	$0.18	$1,937
	2009	0.20	1,245
	2007	0.39	532
	2006	0.19	188
Class B	2010	$0.09	$4,643
	2009	0.14	4,880
	2007	0.31	1,225
	2006	0.17	8,503
Money Market Portfolio
Class A	2010	$(0.01)	$14,460
	2009	(0.02)	10,739
	2008	0.02	1,599
	2007	0.03	3,944
	2006	0.02	140
Class B	2010	$(0.02)	$3,911
	2009	(0.02)	3,504
	2008	0.01	1,852
	2007	0.02	1,994
	2006	0.02	1,041
Class I	2010	$(0.01)	$61,280
	2009	—	15,249

(3) Class A financial highlights are for the period December 1, 2005, commencement of operations, to July 31, 2006. Respective ratios/ supplemental data are computed on an annualized basis.

(4) The financial highlights for Class I of the Money Market Portfolio exclude the historical financial highlights of the EquiTrust Money Market Fund, Inc. The assets of the EquiTrust Money Market Fund, Inc. were acquired by the EquiTrust Series Fund, Inc. Money Market Portfolio Class I shares on August 28, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
EquiTrust Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Series Fund, Inc. (comprising, respectively the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios) as of July 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Series Fund, Inc. at July 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa
September 28, 2010

EQUITRUST SERIES FUND, INC.
TAX INFORMATION (Unaudited)

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

Ordinary Income Dividends:

	High Grade Bond Portfolio			Strategic Yield Portfolio			Money Market Portfolio
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I

August 31, 2009	$0.0292	$0.0249	$0.0355	$0.0402	$0.0378	$0.0451	$0.0001	$0.0001	$0.0001
September 30, 2009	0.0304	0.0259	0.0367	0.0366	0.0348	0.0423	0.0001	0.0001	0.0001
October 30, 2009	0.0265	0.0224	0.0330	0.0339	0.0321	0.0399	0.0001	0.0001	0.0001
November 30, 2009	0.0366	0.0320	0.0435	0.0399	0.0380	0.0462	0.0001	0.0001	0.0001
December 31, 2009	0.0277	0.0233	0.0346	0.0299	0.0279	0.0361	0.0001	0.0001	0.0001
January 29, 2010	0.0253	0.0211	0.0318	0.0272	0.0251	0.0330	0.0001	0.0001	0.0000
February 26, 2010	0.0299	0.0256	0.0360	0.0343	0.0323	0.0400	0.0001	0.0001	0.0001
March 31, 2010	0.0272	0.0231	0.0332	0.0355	0.0331	0.0423	0.0001	0.0001	0.0001
April 30, 2010	0.0276	0.0223	0.0341	0.0332	0.0311	0.0394	0.0001	0.0001	0.0001
May 28, 2010	0.0251	0.0218	0.0311	0.0347	0.0327	0.0406	0.0001	0.0001	0.0001
June 30, 2010	0.0310	0.0263	0.0376	0.0393	0.0374	0.0463	0.0001	0.0001	0.0001
July 30, 2010	0.0255	0.0210	0.0319	0.0331	0.0315	0.0396	0.0001	0.0001	0.0001

Total Dividends per Share	$0.3420	$0.2897	$0.4190	$0.4178	$0.3938	$0.4908	$0.0012	$0.0012	$0.0011

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the year ended July 31, 2010, for the following Portfolios:

Ordinary Income Dividends:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

Managed	09/29/09	09/29/09	09/30/09	$0.0387	$0.0264	$0.0613
Value Growth	12/29/09	12/29/09	12/30/09	0.0800	0.0323	0.1535
Managed	12/29/09	12/29/09	12/30/09	0.0394	0.0266	0.0631
Blue Chip	12/29/09	12/29/09	12/30/09	0.5302	0.4033	0.7854
Managed	03/30/10	03/30/10	03/31/10	0.0354	0.0218	0.0590
Managed	06/29/10	06/29/10	06/30/10	0.0665	0.0513	0.0917

Long-Term Capital Gains Distributions:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

High Grade Bond	12/29/09	12/29/09	12/30/09	$0.0078	$0.0078	$0.0078

Short-Term Capital Gains Distributions:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class A	Class B	Class I

High Grade Bond	12/29/09	12/29/09	12/30/09	$0.0001	$0.0001	$0.0001

The percentages of income dividends qualifying for the dividends received deduction by corporate shareholders for the Value Growth, Managed and Blue Chip Portfolios are 100%.

Federal Income Taxes

For the year ended July 31, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to 100% of these dividends as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with the completion and mailing of the Fund’s Form 1099-DIV which is sent to Fund shareholders.

EQUITRUST SERIES FUND, INC.
TAX INFORMATION (Unaudited) (continued)

OFFICERS AND DIRECTORS

Number of
		Term of		Portfolios
		Office &		in Fund
	Position(s)	Length		Complex
	Held with	of Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Fund	Served (1)	During Past Five Years	by Director	Held by Director

Interested Persons (2)
Craig A. Lang (59)	President and Director	Since 2002	Chairman and Director, FBL Financial Group, Inc. Mr. Lang serves as an officer and/or director/trustee of various affiliates of the foregoing. Dairy Farmer; past Chairman, Grow Iowa Values Fund; past Director, Iowa Department of Economic Development, Cattlemen’s Beef Board and Growmark, Inc.	12	Director, Farm Bureau Bank (San Antonio, Texas); Director, Iowa Telecommunications Services, Inc. (Newton, Iowa); Member, Iowa Board of Regents
James E. Hohmann (54)	Vice President	Since 2009	Chief Executive Officer, FBL Financial Group, Inc. Mr. Hohmann serves as an officer and/or director/trustee of various affiliates of the foregoing.
Kristi Rojohn (47)	Chief Executive Officer and Secretary	Since 2009	Chief Executive Officer, Investment Compliance Vice President and Secretary, EquiTrust Mutual Funds; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
James P. Brannen (48)	Chief Financial Officer and Treasurer	Since 2007	Chief Financial Officer and Chief Administrative Officer, FBL Financial Group, Inc. Mr. Brannen serves as an officer and/or director of various affiliates of the foregoing.
Richard J. Kypta (57)	Executive Vice President	Since 2007	Executive Vice President, FBL Financial Group, Inc. Mr. Kypta serves as an officer and/or director of various affiliates of the foregoing. Past Senior Vice President and Chief Operating Officer, Aviva USA Corporation; Past Senior Vice President, General Counsel and Secretary, Aviva USA Corporation
Charles T. Happel (49)	Vice President — Investments	Since 2008	Vice President — Investments, FBL Financial Group, Inc. Mr. Happel serves as an officer and/or director of various affiliates of the foregoing.
David A. McNeill (55)	General Counsel	Since 2009	General Counsel, FBL Financial Group, Inc. Mr. McNeill serves as an officer and/or director of various affiliates of the foregoing.
Rob Ruisch (43)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jennifer Morgan (39)	Chief Compliance Officer and Assistant Secretary	Since 2005	Chief Compliance Officer and Assistant Secretary, EquiTrust Mutual Funds, Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Lillie Peshel (36)	Assistant Secretary	Since 2008	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Sara Tamisiea (28)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jodi Winslow (35)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing

EQUITRUST SERIES FUND, INC.
TAX INFORMATION (Unaudited) (continued)

				Number of
		Term of		Portfolios
		Office &		in Fund
	Position(s)	Length		Complex
	Held with	of Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Fund	Served (1)	During Past Five Years	by Director	Held by Director

Non-Interested Persons (2)
Erwin H. Johnson (67) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service; Seed Sales, Syngenta	12	Director, First Security Bank and Trust Co. (Charles City, Iowa)
Kenneth Kay (68) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	12	Director, First Whitney Bank & Trust (Atlantic, Iowa)
Steven W. Plate (54) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants	12
James D. Wallace (55) 1111 Ashworth Road West Des Moines, Iowa 50265	Director	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries	12	Director, GuideOne Insurance and various subsidiaries
Erlin J. Weness (66) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator — Farm Management, University of Minnesota	12	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota), First Rushmore Bancorporation (Worthington, Minnesota), Pioneer Public Television and Community Wind South, LLP

1	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until a successor is elected and qualified, or until such director sooner dies, resigns or is removed.
2	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266. Mr. Lang is an interested director of the Fund by virtue of the position with the Adviser, Distributor and/or affiliated person of the Adviser and Distributor.

The Statement of Additional Information (“SAI”) includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 AM to 4:30 PM.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Money Market Fund, Inc. and officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are officers and directors of the Adviser and/or the Distributor or an affiliate thereof. Interested directors serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $10,000 for serving on the boards of all EquiTrust Mutual Funds, and a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Mutual Funds attended. A fee of $500 shall be paid for each committee meeting attended. The chairperson of a committee shall be paid $750 for each committee meeting attended. A fee of $250 shall be paid for each telephonic board meeting attended. For the fiscal year ended July 31, 2010, the Fund paid directors’ fees totaling [$29,417].

INFORMATION ON PROXY VOTING

The Fund has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment. A description of the policies and procedures that the EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2010 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

EQUITRUST SERIES FUND, INC.
TAX INFORMATION (Unaudited) (continued)

FORM N-Q DISCLOSURE

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses and the amount of mail that you receive, we have initiated “householding” of our fund reports (annual and semi-annual reports, disclosure documents, prospectuses, proxies, etc.). This means that rather than send one report to each accountholder in your household, we will deliver a single report or document to your household. If you do not wish the mailing of these documents to be combined with those for other members of your household, please call our toll free number, 1-877-860-2904, Monday through Friday between 8 a.m. and 4:30 p.m. We will begin sending individual documents to you within 30 days after receiving notice from you.

Item 2.	Code of Ethics.
(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.

Item 3.	Audit Committee Financial Expert.
(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2) The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.
(a)	Audit Fees: For the Fund’s fiscal years ended July 31, 2009 and July 31, 2010, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $72,800 and $73,700, respectively.

(b)	Audit-Related Fees: . There were no audit-related fees billed to the Fund for the fiscal years ended July 31, 2009 or July 31, 2010.

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended July 31, 2009 and July 31, 2010, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Money Market Fund, Inc. in 2009 and EquiTrust Variable Insurance Series Fund in 2009 and 2010; as well as fees for services performed by the principal accountant for EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	July 31, 2009	July 31, 2010
Fees related to audit of EquiTrust Variable Insurance Series Fund	$78,300	$71,700

Services performed for EquiTrust Marketing Services, LLC	$35,200	$22,400

(e)	(1) On May 12, 2003, the Fund’s Audit Committee adopted the following pre-approval policies and procedures:
IV.	RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:
C.	Independent registered public accounting firm

2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):
a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.	financial information systems design and implementation;

c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.	actuarial services;

e.	internal audit outsourcing services;

f.	management functions or human resources;

g.	broker or dealer, investment adviser, or investment banking services;

h.	legal services and expert services unrelated to the audit; and

i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.
3.	Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.
•	The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:
(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.
•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:
(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.
(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees: For the Fund’s fiscal years ended July 31, 2009 and July 31, 2010, there were no non-audit fees billed by the Fund’s principal accountant for services rendered to the Fund, the Fund’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services.

(h)	Not applicable

Item 5.	Audit Committee of Listed Registrant.
Not applicable.

Item 6.	Schedule of Investments. See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors. Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee. Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Series Fund, Inc.
By:	/s/ Kristi Rojohn
	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
	Date:	9/27/10

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
	Date:	9/27/10

By:	/s/ James P. Brannen
	Name:	James P. Brannen
	Title:	Chief Financial Officer
	Date:	9/28/10